Insurance Contract Liabilities and Reinsurance Assets - Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 750,271	$ 729,533
Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	48,363	44,742
Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	35,754	32,132
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,777	13,810
Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	185,594	174,000
Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	19,179	21,545
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	448,604	443,304
Individual insurance participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	57,886	52,438
Individual insurance participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	2,218	2,017
Individual insurance participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,151	3,645
Individual insurance participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,106	2,963
Individual insurance participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	30,934	27,946
Individual insurance participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,416	9,264
Individual insurance participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	9,061	6,603
Individual insurance non-participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	127,035	113,880
Individual insurance non-participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	11,111	10,286
Individual insurance non-participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	14,131	12,128
Individual insurance non-participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,028	6,198
Individual insurance non-participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	67,387	63,128
Individual insurance non-participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	5,562	5,855
Individual insurance non-participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	22,816	16,285
Annuities and pensions [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	39,572	49,716
Annuities and pensions [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,972	7,009
Annuities and pensions [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,960	8,059
Annuities and pensions [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,214	1,136
Annuities and pensions [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	20,469	26,621
Annuities and pensions [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	172	171
Annuities and pensions [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	5,785	6,720
Other insurance contract liabilities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	61,236	58,212
Other insurance contract liabilities [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,732	6,891
Other insurance contract liabilities [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,581	7,739
Other insurance contract liabilities [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,799	2,516
Other insurance contract liabilities [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	28,435	25,211
Other insurance contract liabilities [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	262	332
Other insurance contract liabilities [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	13,427	15,523
Other Liabilities [member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	408,532	404,628
Other Liabilities [member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	21,295	18,476
Other Liabilities [member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,772	367
Other Liabilities [member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	397	769
Other Liabilities [member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	10,061	6,635
Other Liabilities [member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	589	1,029
Other Liabilities [member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	374,418	377,352
Capital [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	56,010	50,659
Capital [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	35	63
Capital [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	159	194
Capital [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	233	228
Capital [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	28,308	24,459
Capital [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,178	4,894
Capital [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 23,097	$ 20,821